SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2015	Jan. 31, 2015
Accounting Policies [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]	Intangible assets consist of the following:
March 31, 2015
(Unaudited)
Option Contract	$24,375
Accumulated Amortization	(18,419)
Option Contract, Net	$5,956

Intangible assets consist of the following:
January 31, 2015

Option Contract	$24,375
Accumulated Amortization	(11,912)

Option Contract, Net	$12,463